Business Segments and Geographic Data	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Segments and Geographic Data

Note 12 - Segment reporting

We operate in the Direct to Consumer segment, which is engaged in the selling of various consumer products primarily through a multi-channel direct marketing channels, as well as through e-commerce and retail market places. In addition, we sell our products through our international third party distributor segment and our airline and Hong Kong retail segment. We evaluate performance and allocate resources based on several factors, of which the primary financial measure is operating income (loss) by the end customer, either direct to consumer sales, wholesale international third party distributor sale or airline/other retail sales. Operating expenses are primarily prorated based on the relationship between direct to consumer sales and international third party distributor sales.

Information with respect to our operating income (loss) by segment is as follows:

	For the three months ended March 31, 2017				For the three months ended March 31, 2016
	Direct to Customer	International Third Party Distributor	Airline and Hong Kong Retail	Totals	Direct to Consumer	International Third Party Distributor	Airline and Hong Kong Retail	Totals

Net Sales	$6,941,251	$480,481	$225,387	$7,647,119	$2,491,885	$1,231,789	$-	$3,723,644

Cost of Sales	1,786,765	266,794	100,021	2,153,580	569,354	627,342	-	1,196,696
Gross profit	5,154,486	213,687	125,366	5,493,539	1,922,501	604,447	-	2,526,948

Operating expenses:
General and administrative	2,160,012	258,931	63,326	2,482,269	836,795	122,522	-	959,317
Selling and marketing	3,333,560	33,182	23,202	3,389,944	1,638,447	14,080	-	1,652,527
Total operating expense	5,493,572	292,113	86,528	5,872,213	2,475,242	136,602	-	2,611,844

Operating income (loss)	$(339,086)	$(78,426)	$38,838	$(378,674)	$(552,471)	$467,845	$-	$(84,896)

Selected balance sheet information by segment is presented in the following table as of:

	March 31, 2017	December 31, 2016
Direct to Consumer	$20,312,867	$4,454,701
International Third Party Distributor	24,100	84,713
Airline/Other Retail	466,956	-
Total Assets	$20,803,923	$4,539,414

Note 10 - Segment reporting

We operate in the DRTV Consumer segment which is in engaged in selling of various consumer products primarily through direct marketing channels as well as selling our products through our international third party distributor segment. We evaluate performance and allocate resources based on several factors, of which the primary financial measure is operating income (loss) by the end customer, either direct to consumer DRTV sales or wholesale international third party distributor sales. Operating expenses are primarily prorated based on the relationship between DRTV consumer sales and international third party distributor sales.

Information with respect to our operating income (loss) by segment is as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015
	DRTV Consumer	International Third Party Distributor	Totals	DRTV Consumer	International Third Party Distributor	Totals

NET SALES	$12,478,174	$4,310,562	$16,788,736	$18,779,285	$5,316,884	$24,096,169

COST OF SALES	2,820,869	2,177,813	4,998,682	4,902,720	2,772,544	7,675,264

Gross profit	9,657,305	2,132,749	11,790,054	13,876,565	2,544,340	16,420,905

Operating expenses:
General and administrative	4,008,049	250,128	4,258,177	4,724,577	656,242	5,380,819
Selling and marketing	8,484,184	30,450	8,514,634	12,325,620	102,694	12,428,314
Total operating expenses	12,492,233	280,578	12,772,811	17,050,197	758,936	17,809,133

Operating income (loss)	$(2,834,928)	$1,852,171	$(982,757)	$(3,173,632)	$1,785,404	$(1,388,228)

Selected balance sheet information by segment is presented in the following table as of December 31:

	2016	2015
DRTV Consumer	$4,454,701	$4,242,502
International Third Party Distributor	84,713	37,825
Total Assets	$4,539,414	$4,280,327

Photomedex, Inc. [Member]
Business Segments and Geographic Data

Note 15

Business Segment and Geographic Data:

The Company has been reorganized its business into three operating segments to better align its organization based upon the Company’s management structure, products and services offered, markets served and types of customers, as follows: The Consumer segment (sold to ICTV on January 23, 2017) derives its revenues from the design, development, manufacturing and selling of long-term hair reduction and acne consumer products. The Physician Recurring segment derives its revenues from the XTRAC (sold to MELA Sciences on June 22, 2015) procedures performed by dermatologists, the sales of skincare products (sold to Pharma Cosmetics on September 15, 2016), the sales of surgical disposables and accessories to hospitals and surgery centers (sold to Dalian JiKang Medical Systems September 1, 2015) and on the repair, maintenance and replacement parts on various products. The Professional segment generates revenues from the sale of equipment, such as lasers, medical and esthetic light and heat based products and LED products. Management reviews financial information presented on an operating segment basis for the purposes of making certain operating decisions and assessing financial performance.

Unallocated operating expenses include costs that are not specific to a particular segment but are general to the group; included are expenses incurred for administrative and accounting staff, general liability and other insurance, professional fees and other similar corporate expenses. Interest and other financing income (expense), net is also not allocated to the operating segments. Unallocated assets include cash and cash equivalents, prepaid expenses and deposits.

The following tables reflect results of operations from the continuing operations of our business segments for the periods indicated below:

Year ended December 31, 2016

	CONSUMER	PHYSICIAN RECURRING	PROFESSIONAL	TOTAL
Revenues	$34,331	$3,302	$764	$38,397
Costs of revenues	5,862	1,847	377	8,086
Gross profit	28,469	1,455	387	30,311
Gross profit %	82.9%	44.1%	50.7%	78.9%

Allocated operating expenses:
Engineering and product development	1,045	204	-	1,249
Selling and marketing expenses	19,426	2,270	33	21,729

Impairment	3,518	-		3,518
Loss on sale of assets		2,574		2,574
Unallocated operating expense	-	-	-	13,233
	23,989	5,048	33	42,303
Income (loss) from continuing operations	4,480	(3,593)	354	(11,992)

Interest and other financing expense, net	-	-	-	(385)

Income (loss) from continuing operations before taxes	$4,480	$(3,593)	$354	$(12,377)

Year ended December 31, 2015

	CONSUMER	PHYSICIAN RECURRING	PROFESSIONAL	TOTAL
Revenues	$67,569	$5,918	$2,403	$75,890
Costs of revenues	14,733	2,271	1,421	18,425
Gross profit	52,836	3,647	982	57,465
Gross profit %	78.2%	61.6%	40.9%	75.7%

Allocated operating expenses:
Engineering and product development	1,192	105	16	1,313
Selling and marketing expenses	53,184	3,955	273	57,412

Impairment	15,654	5,827	-	21,481
Unallocated operating expenses	-	-	-	17,484
	70,030	9,887	289	97,690
Income (loss) from continuing operations	(17,194)	(6,240)	693	(40,225)

Interest and other financing expense, net	-	-	-	(1,402)

Net income (loss) before taxes	$(17,194)	$(6,240)	$693	$(41,627)

For the years ended December 31, 2016 and 2015, net revenues by geographic area (determined by ship to locations) were as follows:

	Year Ended December 31,
	2016	2015
North America [1]	$22,007	$51,092
Asia Pacific [2]	3,837	3,988
Europe (including Israel)	12,522	20,544
South America	31	266
	$38,397	$75,890

[1] United States	$17,839	$45,105
[1] Canada	$1,698	$5,353
[2] Japan	$1,060	$387

For the years ended December 31, 2016 and 2015, long-lived assets by geographic area were as follows:

	Year Ended December 31,
	2016	2015
North America	$71	$169
Asia Pacific	17	41
Europe (including Israel)	900	1,096
	$988	$1,306